Income Taxes - Reconciliation Between Income Taxes Computed at the Standard Irish Statutory Tax Rate and the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Tax Reconciliation [Line Items]
U.S. income at rates other than the Irish standard rate		$ 4	$ 613	$ 383
Share-based payments			205	166
R&D tax credit			(392)	(229)
Other		2
Provision for income taxes	130	6	426	320
Losses - No Deferred Tax Assets Recognized [Member]
Schedule Of Income Tax Reconciliation [Line Items]
Losses for which no deferred tax asset is recognized		5,176	3,656	1,520
Ireland [Member]
Schedule Of Income Tax Reconciliation [Line Items]
Taxes at the Irish standard tax rate of 12.5%		$ (5,176)	$ (3,656)	$ (1,520)